Provisions for tax, labor and civil risks (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for tax, labor and civil risks
Schedule of provisions for disputes, probable losses and judicial deposits

The table below presents the position of provisions for disputes, probable losses and judicial deposits which refer to lawsuits in progress.

	2023	2022
Provisions
Service tax (ISSQN) Lawsuit – Company Zenvia (a)	39,855	37,525
Labor provisions and other provisions	2,352	2,225
Total provisions	42,207	39,750
Judicial deposits
Service tax (ISSQN) judicial deposits – Lawsuit Company Zenvia (a)	(39,895)	(37,561)
Labor appeals judicial and other deposits	(591)	(220)
Total judicial deposits	(40,486)	(37,781)
Total	1,721	1,969

(a) The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself.

Schedule of changes in provisions

Changes in provisions are as follows:

Provision
Balance at January 1, 2022	36,076
Additions	4,396
Reversals	(248)
Payments	(474)
Balance at December 31, 2022	39,750
Additions	5,731
Reversals	(1,689)
Payments	(1,585)
Balance at December 31, 2023	42,207

Schedule of changes in judicial deposits

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2022	34,707
Additions	3,255
Reversals	(114)
Payments	(67)
Balance at December 31, 2022	37,781
Additions	2,705
Reversals	-
Payments	-
Balance at December 31, 2023	40,486